Schedule of finance expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Interest expenses	$ 388,717	$ 246,359
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Interest expenses	55,934	28,559
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Interest expenses	284,112	217,800
Loans from Directors [Member]
IfrsStatementLineItems [Line Items]
Interest expenses	$ 48,671